Condensed Financial Information Of Parent Company Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011	May 31, 2010	May 31, 2009
Current assets:
Cash and cash equivalents	$ 428,261	$ 317,260	$ 281,104	$ 254,772
Total current assets	895,376	675,269
Long term investment	2,002	2
Total assets	1,128,817	863,370	596,420
Current liabilities:
Accrued expenses and other current liabilities	99,773	77,002
Amounts due to related parties	164
Total current liabilities	438,303	288,000
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2011 and 2012, respectively; 158,379,387 and 158,379,387 shares issued and outstanding as of May 31, 2011 and 2012, respectively)	1,555	1,540
Additional paid-in capital	161,485	186,585
Retained earnings	386,971	323,432
Accumulated other comprehensive income	55,138	46,562
Total equity	690,402	574,223
Total liabilities and equity	1,128,817	863,370
Parent Company [Member]
Current assets:
Cash and cash equivalents	62,994	53,887	51,728	67,903
Prepaid expense and other current assets	6,598	341
Amounts due from related parties	28,644	40,578
Total current assets	98,236	94,806
Long term investment	2,000
Investments in subsidiaries and VIE	645,675	480,503
Total assets	745,911	575,309
Current liabilities:
Accrued expenses and other current liabilities	3,447	330
Amounts due to related parties	2,062	756
Dividend payable	50,000
Total current liabilities	55,509	1,086
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2011 and 2012, respectively; 158,379,387 and 158,379,387 shares issued and outstanding as of May 31, 2011 and 2012, respectively)	1,555	1,540
Additional paid-in capital	161,485	186,585
Retained earnings	472,224	339,536
Accumulated other comprehensive income	55,138	46,562
Total equity	690,402	574,223
Total liabilities and equity	$ 745,911	$ 575,309